RESTRICTED NET ASSETS OR CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY- CONDENSED STATEMENT OF INCOME AND COMPREHENSIVE INCOME (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Sep. 30, 2025 CNY (¥)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 CNY (¥)	Sep. 30, 2023 CNY (¥)
CONDENSED STATEMENT OF INCOME AND COMPREHENSIVE INCOME
Revenues	¥ 91,290	$ 12,848	¥ 113,381	¥ 93,307
Operating expenses
General and administrative	(40,167)	(5,653)	(35,979)	(14,228)
Income (loss) before income taxes	(58,257)	(8,199)	18,739	62,831
Income tax expense	(293)	(41)	61	162
Net income (loss)	(57,964)	(8,158)	18,678	62,669
Other comprehensive loss
Foreign currency translation difference	(203)	(29)	172	(214)
Comprehensive income (loss) attributable to Origin Agritech Limited	(53,531)	(7,535)	20,884	55,118
Parent Company
Operating expenses
General and administrative	(30,286)	(4,262)	(16,267)	(5,019)
Loss from operations	(30,286)	(4,262)	(16,267)	(5,019)
Equity method income (loss)	(23,017)	(3,239)	36,984	60,354
Interest expense	(25)	(4)	(5)	(3)
Income (loss) before income taxes	(53,328)	(7,505)	20,712	55,332
Net income (loss)	(53,328)	(7,505)	20,712	55,332
Other comprehensive loss
Foreign currency translation difference	(203)	(29)	172	(214)
Comprehensive income (loss) attributable to Origin Agritech Limited	¥ (53,531)	$ (7,534)	¥ 20,884	¥ 55,118